Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Intangible Assets By Major Class

Intangible assets consist of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization	Total
Balance as of January 1, 2015	$3,676	$1,226,500	$(192,444)	$1,037,732
Additions	-	75,000	-	75,000
Amortization expense	-	-	(73,991)	(73,991)
Balance as of December 31, 2015	3,676	1,301,500	(266,435)	1,038,741
Amortization expense	-	-	(74,896)	(74,896)
Balance as of December 31, 2016	$3,676	$1,301,500	$(341,331)	$963,845
Weighted average remaining amortization
period at December 31, 2016 in years	4.0	12.9

Schedule Of Finite Lived Intangible Assets Amortization Expenses

Amortization of intangible assets consists of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization
Balance as of January 1, 2015	$1,472	$190,972	$192,444
Amortization expense	368	73,623	73,991
Balance as of December 31, 2015	1,840	264,595	266,435
Amortization expense	368	74,528	74,896
Balance as of December 31, 2016	$2,208	$339,123	$341,331